Result And Remuneration To Shareholders - Schedule of Basic and Diluted Earnings Per Share (Details) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Net income for the year attributed to equity holders of the parent	R$ 4,897	R$ 7,117	R$ 5,764
Minimum mandatory dividend from net income for the year - preferred shares	2,338	2,485	2,080
Net income for the year not distributed - preferred shares	921	2,252	1,757
Total earnings - preferred shares (A)	3,259	4,737	3,837
Minimum mandatory dividend from net income for the year - common shares	1,175	1,248	1,045
Net income for the year not distributed - common shares	463	1,132	883
Total earnings - common shares (B)	R$ 1,638	R$ 2,380	R$ 1,928
Preference shares [member]
Earnings per share [line items]
Basic earnings (loss) per share	R$ 1.73	R$ 2.49	R$ 2.01
Diluted earnings (loss) per share	1.73	2.49	2.01
Common shares [member]
Earnings per share [line items]
Basic earnings (loss) per share	1.73	2.49	2.01
Diluted earnings (loss) per share	R$ 1.73	R$ 2.49	R$ 2.01